RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Receivables from governments	$ 26.7	$ 61.0
Gold receivables	3.1	0.0
Other receivables	4.9	6.8
Total receivables	34.7	67.8
Short-term investments	1.0	0.0
Prepaid expenses	13.2	10.6
Hedge derivatives	0.0	7.3
Receivables and other current assets	$ 48.9	$ 85.7